Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of receivables and payables account balances related parties

		June 30, 2026
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	54,058
Other related party	CUBEBIO Co., Ltd.	32,435	-
Total		$32,435	54,058

		December 31, 2025
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	52,918
Other related party	CUBEBIO Co., Ltd.	31,751	-
Total		$31,751	52,918

		December 31, 2025
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	52,918
Other related party	CUBEBIO Co., Ltd.	31,751	-
Total		$31,751	52,918

		December 31, 2024
Related party	Name of entity	Payables	Receivables
		(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	$-	50,618
Other related party	CUBEBIO Co., Ltd.	30,371	-
Total		$30,371	50,618

Schedule of significant financial transactions with related parties

			2026
Related party	Name of entity	Account Name	January 1	Increase		Decrease	June 30
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$52,918	1,140	(*1)	-	54,058
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	31,751	684	(*2)	-	32,435

			2025
Related party	Name of entity	Account Name	January 1	Increase		Decrease	June 30
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$50,618	1,140	(*3)	-	51,758
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	30,371	684	(*4)	-	31,055

(*1)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2026.
(*2)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2026.
(*3)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the six months ended June 30, 2025.
(*4)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the six months ended June 30, 2025.

			2025
Related party	Name of entity	Account Name	January 1	Increase		Decrease	December 31
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$50,618	2,300	(*1)	-	52,918
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	30,371	1,380	(*2)	-	31,751
Total			$80,989	3,680		-	84,669

			2024
Related party	Name of entity	Account Name	September 24 (Inception)	Increase		Decrease	December 31
			(In U.S. Dollar)
Individual that has control over the Company	EUN JONG CHOI	Other receivables	$-	50,618	(*3)	-	50,618
Other related party	CUBEBIO Co., Ltd.	Promissory note payables	-	30,371	(*4)	-	30,371
Total			$-	80,989		-	80,989

(*1)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
(*2)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the year ended December 31, 2025, which originally commenced in 2024 and was subsequently extended from 2025 to 2026.
(*3)	The Company recognized interest income accrued under an agreement to issue 50,000 shares of common share in consideration for gross proceeds of $50,000 during the period from September 24, 2024 (inception), through December 31, 2024.
(*4)	The Company recognized interest expense accrued under a promissory note to pay $30,000 issued for common share issuing-related costs and organization costs paid by CubeBio Co., Ltd. on behalf of the Company during the period from September 24, 2024 (inception), through December 31, 2024.